Expenses by nature (Details 2 - Textual) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature
Depreciation and amortization	[1]	R$ 93,213	R$ 94,558	R$ 48,354
Share-based compensation	[2]	28,116	5,486	2,531
Consulting expenses		2,540	18,480	9,177
Costs directly attributable to secondary public share offerings		0	0	2,220
Fair value adjustment on account payable for business combination		(4,863)	(11,497)	0
Expense of restructuring activities		20,997
Reversal of provision relative to the re-imposition of Social Security Contribution on Gross Revenue		2,866
Other revenue related to the Brazilian Incentive Food Program		2,277
Reversal of bonus retention		1,666
Research and development tax credit			2,439
Costs of services
Expenses by nature
Depreciation and amortization		35,953	40,968	31,884
Share-based compensation		13,842	4,235	1,930
General and administrative expense
Expenses by nature
Depreciation and amortization		11,727	10,521	9,365
Amortization of intangible assets acquired in business combination included in depreciation and amortization		45,533	43,069	7,105
Share-based compensation		R$ 14,274	R$ 1,251	R$ 600

[1]	Depreciation and amortization include R$35,953 (R$40,968 as of December 31,2022 and R$31,884 as of December 31, 2021) classified as cost of services; R$11,727 (R$10,521 as of December 31,2022 and R$9,365 as of December 31, 2021) classified as general and administrative expenses, and R$45,533 (R$43,069 as of December 31, 2022 and R$7,105 as of December 31, 2021) of amortization of intangible assets acquired also classified as general and administrative expenses.
[2]	Share-based compensation includes R$13,842 (R$4,235 as of December 31, 2022 and R$1,930 as of December 31, 2021) classified as cost of services and R$14,274 (R$1,251 as of December 31, 2022 and R$600 as of December 31, 2021) as general and administrative expenses.